Equity	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Equity
16.
Equity
(a)
Capital stock and distribution of dividends –

IFS’s shares are listed on the Lima Stock Exchange and, since July 2019, they are listed also on the New York Stock Exchange. IFS’s shares have no nominal value and their issuance value was US$9.72 per share. As of December 31, 2024 and 2023, IFS’s capital stock is represented by 115,447,705 subscribed and paid-in common shares.

The General Shareholders’ Meeting of IFS held on March 31, 2025, agreed to distribute dividends charged to profits for the year 2024 for approximately US$115,443,000 (equivalent to approximately S/420,096,000); equivalent to US$1.00 per share, which will be paid on May 5, 2025.

The General Shareholders’ Meeting of IFS held on April 1, 2024, agreed to distribute dividends charged to profits for the year 2023 for approximately US$115,443,000 (equivalent to approximately S/427,369,000); equivalent to US$1.00 per share, which were paid on April 29, 2024.

The General Shareholders’ Meeting of IFS held on March 31, 2023, agreed to distribute dividends charged to profits for the year 2022 for approximately US$136,222,000 (equivalent to approximately S/511,788,000); equivalent to US$1.18 per share, which were paid on May 8, 2023.

The General Shareholders’ Meeting of IFS held on March 31, 2022, agreed to distribute dividends charged to profits for the year 2021 for approximately US$202,025,000 (equivalent to approximately S/751,532,000); equivalent to US$1.75 per share, which were paid on May 6, 2022.

(b)
Treasury stock -

On March 31, 2023, the General Shareholders of IFS approved the Share Repurchase Program for an amount of up to US$100 million of common shares, which may be carried out simultaneously on the Lima Stock Exchange – BVL and New York Stock Exchange – NYSE, on one or more dates at market value. The program is expected to continue until terminated by the Board of Directors.

During 2024, within the framework of this Program, Interbank has purchased 1,191,553 shares, at their market values, for approximately US$32,847,000, equivalent to approximately S/122,688,000 (during 2023, Interbank has purchased 938,371 shares, at market values, for approximately US$21,952,000 (equivalent to approximately S/81,021,000).

In addition, during 2024, Interfondos acquired 2,000 common shares, at market value, for approximately US$45,000 (equivalent to approximately S/169,000). On November 20, 2024, it sold these shares (during 2023, Interfondos sold 750 shares for approximately S/75,000).

As of December 31, 2024 and 2023, the Company and some Subsidiaries hold, 2,159,000 and 967,000 shares issued by IFS, respectively, with an acquisition cost equivalent to S/206,997,000 and S/84,309,000.

(c)
Capital surplus -

Corresponds to the difference between the nominal value of the shares issued and their public offerings price, which were performed in 2007 and 2019. Capital surplus is presented net of the expenses incurred and related to the issuance of such shares.

(d)
Unrealized results, net -

This item is made up as follows:

	Unrealized gain (loss)
	Instruments that will not be reclassified to consolidated statement of income	Instruments to be reclassified to the consolidated statement of income
	Equity instruments at fair value	Debt instruments at fair value	Insurance contracts reserve	Cash flow hedge reserve	Translation of foreign operations	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Balances as of January 1, 2022	(8,787)	(599,626)	(27)	44,878	261,085	(302,477)
Effect of changes in the discount rates of pension reserves, Note 3.4(d)	—	—	1,711,520	—	—	1,711,520
Unrealized loss from equity instruments at fair value through other comprehensive income, net of unrealized gain	(21,663)	—	—	—	—	(21,663)
Transfer to retained earnings from realized gain from equity instruments at fair value through other comprehensive income, Note 5(g)	(16,313)	—	—	—	—	(16,313)
Unrealized loss from debt instruments at fair value through other comprehensive income, net of unrealized gain	—	(1,848,192)	—	—	—	(1,848,192)
Transfer to realized loss from debt instruments at fair value through other comprehensive income, net of unrealized gain	—	14,263	—	—	—	14,263
Transfer of impairment on debt instruments at fair value through other comprehensive income	—	12,746	—	—	—	12,746
Variation for net unrealized loss on cash flow hedges	—	—	—	(70,170)	—	(70,170)
Transfer of realized loss on cash flow hedges to consolidated statement of income, net of realized gain	—	—	—	16,030	—	16,030
Translation of foreign operations	—	—	—	—	(50,165)	(50,165)
Balances as of December 31, 2022	(46,763)	(2,420,809)	1,711,493	(9,262)	210,920	(554,421)
Effect of changes in the discount rates of pension reserves, Note 3.4(d)	—	—	(968,599)	—	—	(968,599)
Unrealized gain from equity instruments at fair value through other comprehensive income, net of unrealized loss.	16,055	—	—	—	—	16,055
Transfer to retained earnings from realized gain from equity instruments at fair value through other comprehensive income, Note 5(g)	(33,433)	—	—	—	—	(33,433)
Unrealized gain from debt instruments at fair value through other comprehensive income, net of unrealized loss.	—	1,128,206	—	—	—	1,128,206
Transfer to realized gain from debt instruments at fair value through other comprehensive income, net of realized loss.	—	(8,350)	—	—	—	(8,350)
Transfer of impairment on debt instruments at fair value through other comprehensive income	—	7,390	—	—	—	7,390
Variation for net unrealized loss on cash flow hedges	—	—	—	(67,980)	—	(67,980)
Transfer of realized loss on cash flow hedges to consolidated statement of income, net of realized gain	—	—	—	45,309	—	45,309
Translation of foreign operations	—	—	—	—	(21,970)	(21,970)
Balances as of December 31, 2023	(64,141)	(1,293,563)	742,894	(31,933)	188,950	(457,793)
Effect of changes in the discount rates of pension reserves, Note 3.4(d)	—	—	(61,299)	—	—	(61,299)
Unrealized gain from equity instruments at fair value through other comprehensive income, net of unrealized loss.	1,263	—	—	—	—	1,263
Transfer to retained earnings from realized loss from equity instruments at fair value through other comprehensive income, Note 5(g)	53,737	—	—	—	—	53,737
Unrealized gain from debt instruments at fair value through other comprehensive income, net of unrealized loss.	—	259,523	—	—	—	259,523
Transfer to realized gain from debt instruments at fair value through other comprehensive income, net of realized loss.	—	(25,325)	—	—	—	(25,325)
Transfer of impairment on debt instruments at fair value through other comprehensive income	—	47,497	—	—	—	47,497
Variation for net unrealized loss on cash flow hedges	—	—	—	(57,848)	—	(57,848)
Transfer of realized loss on cash flow hedges to consolidated statement of income, net of realized gain	—	—	—	40,668	—	40,668
Translation of foreign operations	—	—	—	—	11,747	11,747
Balances as of December 31, 2024	(9,141)	(1,011,868)	681,595	(49,113)	200,697	(187,830)

(e)
Components of other comprehensive income -

The consolidated statement of comprehensive income includes: (i) other comprehensive income that will not be reclassified to the consolidated statement of income in future periods, such as the revaluation of gain (loss) in equity instruments at fair value through other comprehensive income; which will not be reclassified to the consolidated statement of income at the time of its disposal, but will be reclassified to retained earnings; and (ii) other comprehensive income to be reclassified to the consolidated statement of income in future periods, such as the comprehensive income of financial instruments derivatives used as cash flow hedges, debt instruments at fair value through other comprehensive income and translation for foreign operations. Below is the movement of the caption:

	2024	2023	2022
	S/(000)	S/(000)	S/(000)
Other comprehensive income that will not be reclassified to the consolidated statement of income in future periods:
Equity instruments at fair value through other comprehensive income
Gains (losses) on equity instruments at fair value through other comprehensive income, net	1,263	16,055	(21,663)
Subtotal	1,263	16,055	(21,663)
Non-controlling interest	190	8	(43)
Income Tax	1,595	157	(218)
Total	3,048	16,220	(21,924)
Other comprehensive income to be reclassified to the consolidated statement of income in future periods:
Debt instruments at fair value through other comprehensive income
Net gain (loss) unrealized on debt instruments at fair value through other comprehensive income	259,523	1,128,206	(1,848,192)
Transfer to income of unrealized net (gain) loss on debt instruments at fair value through other comprehensive income	(25,325)	(8,350)	14,263
Transfer to income of loss for impairment on debt instruments at fair value through other comprehensive income	47,497	7,390	12,746
Subtotal	281,695	1,127,246	(1,821,183)
Non-controlling interest	1,448	3,618	(4,423)
Income Tax	3,595	3,645	(8,250)
Total	286,738	1,134,509	(1,833,856)
Insurance contracts reserve at fair value, Note 14(b)	(61,299)	(968,599)	1,711,520
Non-controlling interest	(90)	(1,592)	2,814
Total	(61,389)	(970,191)	1,714,334
Cash flow hedges:
Net loss from cash flow hedges	(57,848)	(67,980)	(70,170)
Transfer of net realized loss from cash flow hedge to consolidated statement of income	40,668	45,309	16,030
Subtotal	(17,180)	(22,671)	(54,140)
Non-controlling interest	(23)	(105)	(144)
Income Tax	(1,402)	(6,336)	(8,670)
Total	(18,605)	(29,112)	(62,954)
Foreign currency translation	11,747	(21,970)	(50,165)

(f)
Shareholders’ equity for legal purposes (regulatory capital) -

Within the framework of the Consolidated Supervision set out by the Regulation for the Consolidated Supervision of Financial and Mixed Conglomerates, approved by SBS Resolution No. 11823-2010 and amendments, the Intercorp Group must meet certain capital requirements as well as global and concentration limits, among other requirements, applicable to its Financial Group. As of December 31, 2024, the Financial Group is mainly comprised of Intercorp Financial Services Inc. and its subsidiaries.

On the other hand, as of December 31, 2024 and 2023, the regulatory capital required for Interbank, Interseguro and Inteligo Bank (a Subsidiary of Inteligo Group Corp.), is calculated based on the separate financial statement of each Subsidiary and prepared following the accounting principles and practices of their respective regulators (the SBS or the Central Bank of the Bahamas, in the case of Inteligo Bank).

As of December 31, 2024, the Company and its subsidiaries have complied with the capital requirements and complementary provisions established by their regulators for individual and consolidated supervision purposes, as applicable.

The regulatory capital required for Interbank, Interseguro and Inteligo Bank is detailed below:

Interbank’s regulatory capital -

According to Legislative Decree No. 1028 and amendments, Interbank’s regulatory capital must be equal to or higher than 10 percent of the assets and contingent credits weighted by total risk represented by the sum of: the regulatory capital requirement for market risk multiplied by 10, the regulatory capital requirement for operational risk multiplied by 10 and the assets and contingent credits weighted by credit risk. However, through Multiple Official Letter No. 27358-2021 and Emergency Decree No. 003-2022, it was established that in the period between April 2021 and August 2022, the regulatory capital for financial companies shall be equal or higher than 8 percent of total risk-weighted assets and contingencies and from September 2022 to March 2023, it will be of 8.5 percent, once this period ends, the regulatory capital shall go back to be equal or higher than 10 percent determined as or indicated above. The aforementioned regulations were modified by SBS Resolution No. 3952-2022, establishing that within the period between January and March 2023, the regulatory capital for financial companies must be equal or higher than 8.5 percent of the assets and contingent assets weighted by total risks; equal or higher than 9 percent between April 2023 and August 2024; equal or higher than 9.5 percent between September 2024 and February 2025; and 10 percent from March 2025 onwards.

As of December 31, 2024 and 2023, in application of the current SBS Resolutions, Interbank maintains the following amounts related to the risk weighted assets and contingent and regulatory capital (basic and supplementary):

	2024	2023
	S/(000)	S/(000)
Total risk weighted assets and credits	64,308,282	63,494,884
Total regulatory capital	10,239,304	9,811,486
Basic regulatory capital (Level 1)	7,892,361	7,461,727
Supplementary regulatory capital (Level 2)	2,346,943	2,349,759
Global capital to regulatory capital ratio	15.92%	15.45%

As of December 31, 2024 and 2023, Interbank has complied with SBS Resolutions No.2115-2009, No.6328-2009, No.14354-2009, No.4128-2014, “Regulations for the Regulatory Capital Requirement for Operational Risk”, “Market Risk” and “Credit Risk”, respectively, and their amendments. These resolutions establish, mainly, the methodologies to be applied by financial entities to calculate the assets and credits weighted per type of risk.

SBS Resolution No. 3953-2022 establishes the calculation of the regulatory capital requirement for additional risks, which shall be equal to the sum of the regulatory capital requirements for concentration risk plus the regulatory capital requirements of interest rate risk in the banking book. As of December 31, 2024 and 2023, the regulatory capital requirement for additional risks is approximately S/731,841,000 and S/594,256,000, respectively.

Interseguro’s regulatory capital -

In accordance with SBS Resolution No. 1124-2006, and its amendments, Interseguro is required to maintain a level of regulatory capital to maintain a minimum equity to support technical risks and other risks that could affect it. The regulatory capital must be higher than the amount resulting from the sum of the solvency net equity, the guarantee fund and the regulatory capital intended to cover credit risks.

The solvency net equity is represented by the higher amount between the solvency margin and the minimal capital. As of December 31, 2024 and 2023, the solvency net equity is represented by the solvency margin. The solvency margin is the complementary support that insurance entities must maintain to deal with possible situations of excess claims not foreseen in the establishment of technical reserves. The total solvency margin corresponds to the sum of the solvency margins of each branch in which Interseguro operates.

Also, the guarantee fund represents the additional equity support that insurance companies must maintain to deal with the other risks that can affect them and that are not covered by the solvency net equity, such as investment risks and other risks. The monthly amount of said fund must be equivalent to 35 percent of the solvency net equity, calculated in accordance with SBS Resolution No. 1124-2006 and its amendments.

As of December 31, 2024 and 2023, Interseguro’s surplus equity is as follows:

	2024	2023
	S/(000)	S/(000)
Regulatory capital	1,509,399	1,370,151
Less
Solvency equity (solvency margin)	706,926	698,409
Guarantee fund	499,073	455,253
Surplus	303,400	216,489

Inteligo Bank’s regulatory capital –

The Central Bank of the Bahamas requires Inteligo Bank to maintain a regulatory capital of not less than 8 percent of its risk weighted assets. Inteligo Bank’s capital ratio as of December 31, 2024 and 2023 is the following:

	2024	2023
	US$(000)	US$(000)
Total eligible capital	157,178	137,460
Total risk weighted assets	812,526	792,352
Capital adequacy ratio (in percentage)	19.34	17.35

In Management’s opinion, IFS and its Subsidiaries have complied with the requirements set forth by the regulatory entities.

(g)
Reserves -

The Board of Directors’ Meeting of IFS held on November 12, 2024, agreed to constitute reserves for S/2,300,000,000 charged to retained earnings.

The General Shareholders’ Meeting of IFS held on March 31, 2022, agreed to constitute reserves for S/800,000,000 charged to retained earnings.

(h)
Subsidiaries’ legal and special reserves -

In accordance with Peruvian regulations, the Subsidiaries domiciled in Peru are required to establish a reserve equivalent to a certain percentage of their paid-in capital (20 or 35 percent, depending on their economic activity) through annual transfers of not less than 10 percent of their net income. As of December 31, 2024 and 2023, the reserves constituted by the Peruvian subsidiaries amounted to S/1,779,383,000 and S/1,670,500,000, respectively.